Income Taxes, Components of Deferred Tax Account Balances (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Deferred Tax Assets [Abstract]
Receivables due from related parties	$ 3,557,769	$ 2,599,889
Intangible assets	2,701,730	1,779,153
Right of Use Assets	2,582,777	2,508,472
Provisions	1,880,124	1,481,197
Loss Carrying Forwards	1,252,293	0
Prepaid expenses and other assets	798,279	1,057,998
Other	1,014,991	478,864
Total deferred tax assets	13,787,963	9,905,573
Valuation allowances	(4,381,795)	(2,241,536)
Deferred tax assets, net of valuation allowances	9,406,168	7,664,037
Offsetting	(5,902,744)	(5,824,534)
Deferred tax assets, net of valuation allowances per balance sheet	3,503,424	1,839,503
Deferred Tax Liabilities [Abstract]
Intangible assets	7,451,727	5,278,366
Equity instrument investments	7,080,392	5,757,950
Lease liabilities	2,582,778	2,508,472
Other	582,486	376,129
Total deferred tax liabilities	17,697,383	13,920,917
Offsetting	(5,902,744)	(5,824,534)
Deferred tax liabilities per balance sheet	11,794,639	8,096,383
Net deferred tax liabilities	$ 8,291,215	$ 6,256,880